Expense by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 10,323	¥ 6,142	¥ 2,481
Advertising agency fees	204	188	151
Employee benefits expenses (note ii and note iii)	2,077	1,373	721
Promotion and advertising expenses	1,511	660	193
Operating lease rentals in respect of office buildings	¥ 56	¥ 48	¥ 23